Premises, Equipment And Leases (Summary of Premises and Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property Plant And Equipment [Abstract]
Land	$ 75,593	$ 69,916
Buildings	354,070	337,587
Leasehold Improvements	38,303	42,442
Furniture, fixtures, and equipment	202,102	206,033
Premises and equipment, at cost	670,068	655,978
Less accumulated depreciation and amortization	364,824	352,705
Premises and equipment, net	$ 305,244	$ 303,273